Cash and stock-based compensation plans (Details 1) (USD $)					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Directors [Member] Restricted Stock [Member]	Dec. 31, 2012 Directors [Member] Restricted Stock [Member]	Dec. 31, 2011 Directors [Member] Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Shares (beginning balance)	0	534	1,812	17,746	90,829	82,005	88,027
Granted Shares					28,500	32,317	25,541
Vested Shares					(34,467)	(23,493)	(31,563)
Outstanding Shares (ending balance)	0	534	1,812	17,746	84,862	90,829	82,005
Expected to vest Shares					84,862
Outstanding Weighted average grant date fair value					$ 17.32	$ 14.59	$ 13.07
Granted - Weighted average grant date fair value					$ 25.00	$ 22.09	$ 18.07
Vested - Weighted average grant date fair value					$ 16.84	$ 14.35	$ 13.14
Outstanding Weighted average grant date fair value					$ 20.10	$ 17.32	$ 14.59
Expected to vest Weighted average grant date fair value					$ 20.10